Derivative Financial Instruments and Hedging Activities (Tables)	3 Months Ended
Mar. 29, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values and corresponding balance sheet captions of the Company's derivative instruments
The following table presents the fair values and corresponding balance sheet captions of Heinz’s derivative instruments as of March 29, 2015 and December 28, 2014:

	March 29, 2015			December 28, 2014
	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts
	(In millions)
Assets:
Derivatives designated as hedging instruments:
Other receivables, net	$49	$—	$—	$43	$—	$—
Other non-current assets	—	—	1,191	3	2	357
	49	—	1,191	46	2	357
Derivatives not designated as hedging instruments:
Other receivables, net	35	—	—	158	—	—
Other non-current assets	26	—	—	11	—	—
	61	—	—	169	—	—
Total assets(a)	$110	$—	$1,191	$215	$2	$357
Liabilities:
Derivatives designated as hedging instruments:
Other payables	$25	$—	$—	$14	$—	$—
Other non-current liabilities	—	102	85	1	16	2
	25	102	85	15	16	2
Derivatives not designated as hedging instruments:
Other payables	7	—	—	108	—	—
Other non-current liabilities	—	—	—	—	—	—
	7	—	—	108	—	—
Total liabilities(a)	$32	$102	$85	$123	$16	$2
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(a)
Heinz’s derivative financial instruments are subject to master netting arrangements that allow for the offset of asset and liabilities in the event of default or early termination of the contract. Heinz elects to record the gross assets and liabilities of its derivative financial instruments in the consolidated balance sheets. If the derivative financial instruments had been netted in the consolidated balance sheets, the asset and liability positions each would have been reduced by $219 million and $142 million at March 29, 2015 and December 28, 2014, respectively. No material amounts of collateral were received or posted on Heinz’s derivative assets and liabilities as of March 29, 2015.

Effect of derivative instruments on the statement of income
The following table presents the pre-tax effect of derivative instruments on the consolidated statement of income for the first quarters ended March 29, 2015 and March 30, 2014:

	First Quarter Ended
	March 29, 2015			March 30, 2014
	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts
	(In millions)
Cash flow hedges:
Gains/(losses) recognized in other comprehensive income (effective portion)	$8	$(120)	$—	$(3)	$(86)	$—

Net investment hedges:
Gains/(losses) recognized in other comprehensive income (effective portion)	$—	$—	$751	$—	$—	$(187)
Total gains/(losses) recognized in other comprehensive income (effective portion)	$8	$(120)	$751	$(3)	$(86)	$(187)

Cash flow hedges:
Sales	$(1)	$—	$—	$—	$—	$—
Cost of products sold	5	—	—	5	—	—
Selling, general and administrative expenses	—	—	—	—	—	—
Other income/(expense), net	1	—	—	1	—	—
Interest (expense)/income	—	(4)	—	—	—	—
	5	(4)	—	6	—	—

Derivatives not designated as hedging instruments:
Unrealized (losses)/gains on derivative instruments recognized in other expense, net	(2)	—	—	—	—	—
Realized gains/(losses) on derivative instruments recognized in other expense, net	51	11	—	(17)	—	—
	49	11	—	(17)	—	—
Total amount recognized in statement of operations	$54	$7	$—	$(11)	$—	$—